THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%**	Shares	Value

COMMUNICATION SERVICES — 10.1%
Alphabet, Cl A *	10,506	$15,052,787
Alphabet, Cl C *	34,212	49,067,877
Comcast, Cl A	450,587	19,460,852
T-Mobile US *	301,433	23,870,479
Walt Disney	140,548	19,439,194
		126,891,189

CONSUMER DISCRETIONARY — 10.4%
Amazon.com *	32,705	65,695,188
Dollar General	78,981	12,116,475
Home Depot	97,562	22,253,892
TJX	305,930	18,062,107
VF	163,148	13,536,390
		131,664,052

CONSUMER STAPLES — 1.7%
PepsiCo	151,402	21,502,112

ENERGY — 3.6%
Chevron	120,837	12,946,476
EOG Resources	164,559	11,997,997
Kinder Morgan	389,991	8,139,112
Pioneer Natural Resources	92,463	12,482,505
		45,566,090

FINANCIALS — 14.1%
BlackRock, Cl A	39,322	20,736,457
Blackstone Group, Cl A	311,158	19,002,419
Capital One Financial	96,467	9,627,406
Charles Schwab	506,408	23,066,884
Citigroup	314,512	23,402,838
Intercontinental Exchange	270,740	27,003,608
JPMorgan Chase	238,450	31,561,242
US Bancorp	440,744	23,456,396
		177,857,250

HEALTH CARE — 16.2%
Cigna	120,443	23,170,825
Danaher	215,776	34,711,885
Johnson & Johnson	210,648	31,359,168
Medtronic	248,698	28,709,697

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Merck	129,694	$11,081,055
Stryker	62,273	13,120,921
Thermo Fisher Scientific	66,148	20,716,892
UnitedHealth Group	89,549	24,397,625
Zoetis, Cl A	132,613	17,797,991
		205,066,059

INDUSTRIALS — 9.1%
Boeing	36,502	11,617,492
Honeywell International	164,934	28,569,867
Raytheon	59,196	13,078,764
Union Pacific	106,339	19,079,343
United Technologies	169,175	25,410,085
Waste Management	143,804	17,500,947
		115,256,498

INFORMATION TECHNOLOGY — 26.4%
Adobe *	54,718	19,213,679
Analog Devices	141,273	15,504,712
Apple	130,591	40,419,220
Automatic Data Processing	120,551	20,661,236
Cisco Systems	561,029	25,790,503
Fidelity National Information Services	202,028	29,023,343
Fiserv *	199,423	23,653,562
Microsoft	396,223	67,449,041
Oracle	157,784	8,275,771
QUALCOMM	270,356	23,064,070
Texas Instruments	99,731	12,032,545
Visa, Cl A	240,462	47,844,724
		332,932,406

MATERIALS — 3.1%
DuPont de Nemours	88,447	4,526,717
Ecolab	77,136	15,127,141
Linde	94,612	19,218,536
		38,872,394

REAL ESTATE — 1.4%
American Tower, Cl A ‡	76,377	17,699,606

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES — 0.7%
NextEra Energy	34,165	$9,163,053

TOTAL COMMON STOCK
(Cost $659,275,502)		1,222,470,709

CASH EQUIVALENT — 3.2% (A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%
(Cost $39,745,727)	39,745,727	39,745,727

TOTAL INVESTMENTS — 100.0%
(Cost $699,021,229)		$1,262,216,436

Percentages are based on Net Assets of $1,262,477,151.
*	Non-income producing security.
**	More narrow industries are utilized for compliance reasons, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%**	Shares	Value

CONSUMER DISCRETIONARY — 14.5%
Aptiv	88,515	$7,505,187
AutoZone *	19,284	20,401,700
BorgWarner	108,039	3,704,657
Bright Horizons Family Solutions *	42,401	6,942,316
Carter's	69,591	7,381,517
Dollar Tree *	123,850	10,783,620
Domino's Pizza	22,638	6,378,257
Marriott International, Cl A	71,148	9,964,989
Marriott Vacations Worldwide	40,485	4,867,916
Mohawk Industries *	29,944	3,943,026
O'Reilly Automotive *	22,398	9,095,828
Ross Stores	117,621	13,195,900
Tractor Supply	63,003	5,856,129
Ulta Beauty *	16,769	4,492,583
		114,513,625

CONSUMER STAPLES — 3.1%
Brown-Forman, Cl B	68,752	4,650,385
Church & Dwight	109,476	8,125,308
Monster Beverage *	120,496	8,025,034
Sprouts Farmers Market *	245,903	3,843,464
		24,644,191

ENERGY — 0.9%
Concho Resources	49,228	3,730,498
Pioneer Natural Resources	25,273	3,411,855
		7,142,353

FINANCIALS — 5.3%
Ameriprise Financial	72,944	12,065,667
Intercontinental Exchange	111,992	11,170,082
MSCI, Cl A	32,100	9,174,180
Western Alliance Bancorp	162,777	8,990,174
		41,400,103

HEALTH CARE — 13.3%
Alexion Pharmaceuticals *	62,404	6,202,334
Cooper	20,841	7,229,535
Edwards Lifesciences *	58,930	12,956,350
Encompass Health	173,677	13,378,339
Exact Sciences *	113,190	10,558,363
Global Blood Therapeutics *	52,582	3,431,501

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
HCA Healthcare	61,326	$8,512,049
Humana *	26,351	8,860,260
Jazz Pharmaceuticals *	42,760	6,129,646
PRA Health Sciences *	82,527	8,360,810
Teleflex	29,226	10,857,751
Universal Health Services, Cl B	57,254	7,850,096
		104,327,034

INDUSTRIALS — 17.0%
AMETEK	106,242	10,321,410
Cintas	21,799	6,081,267
CoStar Group *	10,421	6,804,809
HD Supply Holdings *	169,964	6,924,333
Hexcel	99,415	7,378,581
Hubbell, Cl B	67,195	9,624,340
IAA *	145,889	6,894,714
IHS Markit	138,103	10,890,803
Kansas City Southern	56,415	9,516,646
KAR Auction Services	177,869	3,738,807
L3Harris Technologies	35,095	7,767,577
Masco	186,972	8,884,909
Pentair	72,825	3,126,377
Rexnord	140,978	4,602,932
Roper Technologies	36,652	13,988,602
TransUnion	122,293	11,214,268
Xylem	78,095	6,377,238
		134,137,613

INFORMATION TECHNOLOGY — 33.9%
Amphenol, Cl A	87,198	8,673,585
ANSYS *	50,187	13,767,800
Autodesk *	85,641	16,858,431
CDW	30,783	4,015,643
Citrix Systems	38,688	4,689,759
EPAM Systems *	108,758	24,812,050
Euronet Worldwide *	125,407	19,769,160
Fidelity National Information Services	194,039	27,875,643
Fiserv *	243,747	28,910,832
FleetCor Technologies *	35,215	11,100,824
Genpact	147,805	6,543,327
Global Payments	128,521	25,119,429
Keysight Technologies *	111,513	10,369,594
KLA	24,914	4,129,246

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Lam Research	40,724	$12,144,304
Microchip Technology	142,775	13,917,707
PTC *	147,685	12,275,577
Skyworks Solutions	59,769	6,762,862
WEX *	43,838	9,509,339
Xilinx	72,705	6,142,119
		267,387,231

MATERIALS — 4.1%
Ashland Global Holdings	57,014	4,217,896
Berry Global Group *	151,399	6,437,486
Crown Holdings *	128,880	9,540,986
FMC	97,379	9,308,459
Livent *	269,140	2,532,607
		32,037,434

REAL ESTATE — 4.4%
Equinix ‡	22,039	12,997,059
Jones Lang LaSalle	35,095	5,959,833
SBA Communications, Cl A ‡	63,602	15,872,515
		34,829,407

TOTAL COMMON STOCK
(Cost $494,126,068)		760,418,991

CASH EQUIVALENT — 3.4% (A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%
(Cost $27,111,471)	27,111,471	27,111,471

TOTAL INVESTMENTS — 99.9%
(Cost $521,237,539)		$787,530,462

Percentages are based on Net Assets of $788,061,946.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2020 (Unaudited)

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-002-1200

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 64.2%	Shares	Value

COMMUNICATION SERVICES — 3.6%
Alphabet, Cl A * (A)	6,236	$8,934,816
Comcast, Cl A	119,090	5,143,497
Verizon Communications (A)	77,384	4,599,705
		18,678,018

CONSUMER DISCRETIONARY — 6.1%
Amazon.com * (A)	5,168	10,381,065
Carnival	66	2,873
Home Depot	38,401	8,759,268
Vail Resorts	23,093	5,415,539
VF (A)	88,168	7,315,299
		31,874,044

CONSUMER STAPLES — 2.7%
Kellogg	81,217	5,539,812
PepsiCo	61,564	8,743,319
		14,283,131

ENERGY — 4.0%
Chevron	76,166	8,160,425
Kinder Morgan	194,769	4,064,829
Pioneer Natural Resources (A)	27,000	3,645,000
Williams	233,718	4,835,626
		20,705,880

FINANCIALS — 9.0%
Ares Capital	249,954	4,704,134
CME Group, Cl A	19,794	4,297,476
Golub Capital	280,074	5,156,162
JPMorgan Chase	115,308	15,262,167
Navient	162,600	2,338,188
Prudential Financial	77,196	7,029,468
US Bancorp	158,856	8,454,316
		47,241,911

HEALTH CARE — 7.0%
Alcon *	11,033	650,285
Johnson & Johnson	68,626	10,216,352
Merck	107,735	9,204,878
Novartis ADR	66,549	6,289,546
Pfizer	96,911	3,608,966

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
UnitedHealth Group	23,626	$6,436,904
		36,406,931

INDUSTRIALS — 7.5%
Boeing (A)	26,028	8,283,932
Lockheed Martin (A)	31,845	13,633,481
Triton International	76,764	2,882,488
Union Pacific (A)	44,993	8,072,644
United Parcel Service, Cl B (A)	63,963	6,621,450
		39,493,995

INFORMATION TECHNOLOGY — 15.3%
Apple (A)	43,399	13,432,424
Automatic Data Processing	59,030	10,117,152
Broadcom (A)	25,812	7,876,790
Cisco Systems (A)	163,432	7,512,969
Microchip Technology	87,255	8,505,617
Microsoft	118,445	20,162,892
QUALCOMM (A)	89,676	7,650,260
Visa, Cl A	22,867	4,549,847
		79,807,951

MATERIALS — 2.0%
DuPont de Nemours	21,048	1,077,237
Linde	45,845	9,312,495
		10,389,732

REAL ESTATE — 4.7%
Crown Castle International ‡	37,131	5,563,709
Hannon Armstrong Sustainable Infrastructure Capital ‡	231,191	7,881,301
MGM Growth Properties, Cl A ‡	128,977	4,119,526
Weyerhaeuser ‡ (A)	245,981	7,121,150
		24,685,686

UTILITIES — 2.3%
American Water Works	40,289	5,487,362
NextEra Energy	11,752	3,151,886
Xcel Energy	52,174	3,609,919
		12,249,167

TOTAL COMMON STOCK
(Cost $255,363,700)		335,816,446

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — 21.6%	Face Amount	Value

COMMUNICATION SERVICES — 4.6%
AT&T
3.600%, 07/15/25	$3,500,000	$3,767,741
Comcast
4.700%, 10/15/48	4,500,000	5,779,857
Diamond Sports Group
5.375%, 08/15/26(B)	4,500,000	4,482,459
Discovery Communications
3.800%, 03/13/24	3,150,000	3,358,758
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,080,200
Sprint Spectrum
3.360%, 09/20/21(B)	2,187,500	2,205,273
Verizon Communications
3.500%, 11/01/24	2,250,000	2,411,080
		24,085,368
CONSUMER DISCRETIONARY — 2.0%
Amazon.com
3.150%, 08/22/27	3,300,000	3,564,104
Ford Motor Credit
3.336%, 03/18/21	3,855,000	3,898,888
Goodyear Tire & Rubber
5.125%, 11/15/23	1,200,000	1,215,024
Newell Brands
3.850%, 04/01/23	1,000,000	1,040,976
Tenneco
5.375%, 12/15/24	630,000	589,050
		10,308,042
ENERGY — 3.2%
Cheniere Energy Partners
4.500%, 10/01/29(B)	5,000,000	5,087,500
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,616,250
GasLog
8.875%, 03/22/22	2,550,000	2,632,875
Genesis Energy
6.000%, 05/15/23	1,700,000	1,707,990
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,937,639

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY (continued)
Sabine Pass Liquefaction
5.750%, 05/15/24	$1,250,000	$1,407,611
5.625%, 03/01/25	2,000,000	2,274,846
		16,664,711

FINANCIALS — 4.4%
Ally Financial
4.125%, 02/13/22	4,250,000	4,404,062
Bank of America MTN
3.950%, 04/21/25	5,750,000	6,228,658
Goldman Sachs Group MTN
3.545%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,155,370
Morgan Stanley
2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	6,000,000	6,059,160
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	3,299,789
		23,147,039

HEALTH CARE — 1.9%
CVS Health
3.350%, 03/09/21	2,390,000	2,431,395
Fresenius US Finance II
4.500%, 01/15/23(B)	2,000,000	2,117,527
HCA
5.375%, 02/01/25	3,050,000	3,408,680
5.000%, 03/15/24	1,250,000	1,383,880
Universal Health Services
4.750%, 08/01/22(B)	500,000	503,447
		9,844,929
INDUSTRIALS — 0.8%
Masco
4.450%, 04/01/25	3,750,000	4,132,326

INFORMATION TECHNOLOGY — 3.5%
Apple
3.850%, 08/04/46	3,000,000	3,510,091
CommScope Technologies
6.000%, 06/15/25(B)	2,000,000	1,915,000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
NXP BV
4.625%, 06/15/22(B)	$1,500,000	$1,587,967
4.625%, 06/01/23(B)	1,295,000	1,397,102
salesforce.com
3.700%, 04/11/28	3,000,000	3,354,444
Visa
3.150%, 12/14/25	2,000,000	2,148,549
Western Union
2.850%, 01/10/25	4,500,000	4,606,099
		18,519,252
MATERIALS — 0.4%
NOVA Chemicals
5.000%, 05/01/25(B)	2,000,000	2,005,000

REAL ESTATE — 0.2%
Boston Properties
2.750%, 10/01/26	1,000,000	1,033,233

UTILITIES — 0.6%
AES
6.000%, 05/15/26	3,000,000	3,161,250

TOTAL CORPORATE OBLIGATIONS
(Cost $107,189,776)		112,901,150

U.S. TREASURY OBLIGATIONS — 6.5%

U.S. Treasury Bonds
3.000%, 02/15/48	8,000,000	9,682,187
2.500%, 02/15/45	6,000,000	6,553,125
		16,235,312
U.S. Treasury Notes
2.000%, 08/15/25	1,500,000	1,550,332

U.S. Treasury Inflation Protected Securities
0.500%, 01/15/28	15,641,100	16,433,010

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,764,254)		34,218,654

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

EXCHANGE-TRADED FUND — 1.2%	Shares	Value

Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	$6,031,475
TOTAL EXCHANGE-TRADED FUND
(Cost $5,052,203)		6,031,475

PREFERRED STOCK — 0.7%

FINANCIALS — 0.5%
Wells Fargo, 7.500% *	1,700	2,627,452

REAL ESTATE — 0.2%
Public Storage, 4.900% ‡	50,000	1,295,000

TOTAL PREFERRED STOCK
(Cost $3,142,538)		3,922,452

CASH EQUIVALENT — 5.1%(C)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%	26,674,814	26,674,814
TOTAL CASH EQUIVALENT
(Cost $26,674,814)		26,674,814

TOTAL INVESTMENTS — 99.3%
(Cost $428,187,285)		$519,564,991

WRITTEN EQUITY OPTIONS* — (0.0)%(D)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.0)%
(Premiums Received $149,269)	(988)	$(157,024)

A list of the exchange traded option contracts held by the Fund at January 31, 2020, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.0)%
Call Options
Alphabet*	(62)	$(8,306,202)	$1,550	02/22/20	$(63,240)
Amazon.com*	(51)	(9,419,139)	2,100	02/22/20	(84,354)
CME Group*	(125)	(2,489,750)	190	02/22/20	(2,500)
Pioneer Natural Resources*	(270)	(4,073,490)	165	02/22/20	(4,050)
Weyerhaeuser*	(480)	(1,436,640)	32	02/22/20	(2,880)
Total Written Options					$(157,024)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

Percentages are based on Net Assets of $522,965,079.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2020 was $22,917,525 which represents 4.4% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of January 31, 2020.
(D)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
AMT — Alternative Minimum Tax
Cl — Class
ICE — Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2020 in valuing the Fund’s investments and other financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$335,816,446	$—	$—	$335,816,446
Corporate Obligations	—	112,901,150	—	112,901,150
U.S. Treasury Obligations	—	34,218,654	—	34,218,654
Exchange-Traded Fund	6,031,475	—	—	6,031,475
Preferred Stock	3,922,452	—	—	3,922,452
Cash Equivalent	26,674,814	—	—	26,674,814
Total Investments in Securities	$372,445,187	$147,119,804	$—	$519,564,991

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(157,024)	$—	$—	$(157,024)
Total Other Financial Instruments	$(157,024)	$—	$—	$(157,024)

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-003-1200

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%**	Shares	Value

COMMUNICATION SERVICES — 4.0%
Live Nation Entertainment *	85,506	$5,828,089
Tencent Holdings ADR	45,082	2,159,879
		7,987,968

CONSUMER DISCRETIONARY — 12.5%
Alibaba Group Holding ADR *	20,238	4,180,969
Amazon.com *	6,078	12,209,000
Bright Horizons Family Solutions *	30,190	4,943,009
Burlington Stores *	6,800	1,478,796
Lululemon Athletica *	7,914	1,894,532
		24,706,306

ENERGY — 0.7%
Pioneer Natural Resources	10,265	1,385,775

FINANCIALS — 11.2%
Brookfield Asset Management, Cl A	91,230	5,584,189
Intercontinental Exchange	27,222	2,715,122
S&P Global	30,671	9,008,993
Tradeweb Markets, Cl A	33,562	1,549,893
Western Alliance Bancorp	58,385	3,224,603
		22,082,800

HEALTH CARE — 15.6%
Danaher	13,711	2,205,688
Edwards Lifesciences *	26,563	5,840,141
IDEXX Laboratories *	18,766	5,085,774
Intuitive Surgical *	8,900	4,982,042
Thermo Fisher Scientific	19,561	6,126,310
Zoetis, Cl A	50,069	6,719,760
		30,959,715

INDUSTRIALS — 15.3%
Cintas	11,498	3,207,597
CoStar Group *	12,824	8,373,944
IHS Markit	90,881	7,166,876
Roper Technologies	21,862	8,343,851
TransUnion	34,688	3,180,889
		30,273,157

INFORMATION TECHNOLOGY — 30.3%
Adobe *	18,341	6,440,259

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Apple	16,886	$5,226,386
CDW	31,693	4,134,352
EPAM Systems *	11,814	2,695,246
Euronet Worldwide *	9,036	1,424,435
Fidelity National Information Services	28,160	4,045,465
FleetCor Technologies *	18,047	5,688,956
Gartner *	19,646	3,158,684
GoDaddy, Cl A *	11,053	742,872
Mastercard, Cl A	44,387	14,023,629
Microsoft	28,515	4,854,108
Trimble *	55,216	2,347,784
Tyler Technologies *	16,066	5,200,243
		59,982,419

MATERIALS — 7.7%
Ecolab	25,619	5,024,142
Martin Marietta Materials	15,235	4,018,993
Sherwin-Williams	10,978	6,114,636
		15,157,771

REAL ESTATE — 1.0%
SBA Communications, Cl A ‡	8,005	1,997,728

TOTAL COMMON STOCK
(Cost $106,098,118)		194,533,639

CASH EQUIVALENT — 0.3% (A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%
(Cost $546,606)	546,606	546,606

TOTAL INVESTMENTS — 98.6%
(Cost $106,644,724)		$195,080,245

Percentages are based on Net Assets of $197,810,351.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-005-0300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%	Shares	Value

COMMUNICATION SERVICES — 2.5%
Comcast, Cl A	84,891	$3,666,442

CONSUMER DISCRETIONARY — 10.6%
Home Depot	6,620	1,510,022
McDonald's	6,592	1,410,490
Starbucks	50,691	4,300,118
Target	8,426	933,095
TJX	77,296	4,563,556
Vail Resorts	12,023	2,819,514
		15,536,795

ENERGY — 5.7%
Enterprise Products Partners (A)	185,109	4,770,259
Magellan Midstream Partners (A)	58,290	3,577,840
		8,348,099

FINANCIALS — 18.2%
Blackstone Group, Cl A	145,486	8,884,830
Brookfield Asset Management, Cl A	82,132	5,027,300
CME Group, Cl A	26,861	5,831,791
JPMorgan Chase	51,246	6,782,921
		26,526,842

HEALTH CARE — 14.1%
Abbott Laboratories	72,828	6,346,232
Anthem	11,667	3,095,022
AstraZeneca ADR	37,930	1,847,191
Becton Dickinson	19,785	5,444,436
CVS Health	33,589	2,278,006
Merck	18,678	1,595,848
		20,606,735

INDUSTRIALS — 7.9%
Fastenal	72,167	2,517,185
Honeywell International	9,282	1,607,828
Raytheon	19,282	4,260,165
Union Pacific	17,752	3,185,064
		11,570,242

INFORMATION TECHNOLOGY — 20.5%
Accenture, Cl A	9,323	1,913,173
Apple	26,032	8,057,164

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
CDW	16,246	$2,119,291
Microchip Technology	36,992	3,605,980
Microsoft	71,306	12,138,421
Texas Instruments	16,837	2,031,384
		29,865,413

MATERIALS — 1.6%
Avery Dennison	17,535	2,301,293

REAL ESTATE — 10.3%
American Campus Communities ‡	23,377	1,072,303
American Tower, Cl A ‡	27,563	6,387,450
Americold Realty Trust ‡	61,416	2,117,010
Camden Property Trust ‡	9,036	1,015,917
CyrusOne ‡	54,294	3,303,790
Equinix ‡	1,891	1,115,179
		15,011,649

UTILITIES — 4.9%
Brookfield Infrastructure Partners (A)	75,090	4,084,896
Brookfield Renewable Partners (A)	61,640	3,004,334
		7,089,230

TOTAL COMMON STOCK
(Cost $77,740,804)		140,522,740

CASH EQUIVALENT — 3.6% (B)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%
(Cost $5,344,064)	5,344,064	5,344,064

TOTAL INVESTMENTS — 99.9%
(Cost $83,084,868)		$145,866,804

Percentages are based on Net Assets of $145,970,913.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2020, these securities amounted to $15,437,329 or 10.6% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2020 (Unaudited)

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-006-0300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%	Shares	Value

ARGENTINA — 1.1%
MercadoLibre *	1,580	$1,047,540

AUSTRALIA — 2.4%
BHP Group	87,000	2,248,384

CANADA — 6.3%
Brookfield Asset Management, Cl A	20,893	1,278,861
Canadian National Railway	14,787	1,381,697
Ritchie Bros Auctioneers	48,313	2,039,775
Suncor Energy	40,775	1,247,307
		5,947,640

CHINA — 6.6%
Alibaba Group Holding ADR *	13,085	2,703,230
New Oriental Education & Technology Group ADR *	12,233	1,486,921
Yum China Holdings	46,723	2,012,360
		6,202,511

FRANCE — 6.7%
Air Liquide	14,676	2,122,110
LVMH Moet Hennessy Louis Vuitton	5,745	2,506,208
Ubisoft Entertainment *	21,343	1,622,597
		6,250,915

GERMANY — 6.0%
Continental	7,178	815,644
Deutsche Boerse	7,093	1,152,035
Siemens	14,573	1,799,258
Symrise, Cl A	18,083	1,857,339
		5,624,276

HONG KONG — 5.3%
AIA Group	258,000	2,534,905
Tencent Holdings	52,000	2,468,094
		5,002,999

INDIA — 2.7%
HDFC Bank ADR	43,808	2,509,322

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.6%
ICON *	14,408	$2,429,477

JAPAN — 12.2%
Daikin Industries	15,000	2,119,614
FANUC	8,500	1,546,712
Nidec	15,500	1,954,230
NTT DOCOMO	50,500	1,435,465
Seven & i Holdings	37,000	1,421,499
Sysmex	23,000	1,647,987
Tokio Marine Holdings	24,000	1,303,482
		11,428,989

MEXICO — 1.5%
Fomento Economico Mexicano ADR	15,696	1,415,308

NETHERLANDS — 4.0%
ASML Holding	7,245	2,034,493
InterXion Holding *	20,099	1,749,216
		3,783,709

SINGAPORE — 1.8%
DBS Group Holdings	89,000	1,639,592

SPAIN — 5.4%
Amadeus IT Group	22,887	1,790,384
Banco Santander	417,216	1,636,662
Grifols ADR	71,253	1,619,580
		5,046,626

SWEDEN — 2.9%
Assa Abloy, Cl B	76,304	1,811,988
Hexagon, Cl B	16,057	870,435
		2,682,423

SWITZERLAND — 8.3%
Alcon *	28,637	1,686,622
Chubb	12,495	1,899,115
Julius Baer Group	37,339	1,863,122
Novartis	25,044	2,361,571
		7,810,430

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing ADR	42,766	$2,306,798

UNITED KINGDOM — 13.7%
BAE Systems	220,989	1,838,505
Diageo	35,836	1,416,528
HSBC Holdings	206,142	1,500,573
InterContinental Hotels Group	26,099	1,607,112
Lloyds Banking Group	2,275,491	1,696,935
London Stock Exchange Group	15,932	1,646,067
Royal Dutch Shell, Cl B	53,199	1,402,088
Smith & Nephew	70,285	1,685,124
		12,792,932

UNITED STATES — 4.9%
Euronet Worldwide *	10,730	1,691,477
Las Vegas Sands	23,047	1,505,200
Schlumberger	42,324	1,418,277
		4,614,954

TOTAL COMMON STOCK
(Cost $88,487,304)		90,784,825

CASH EQUIVALENT — 3.5% (A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.450%
(Cost $3,279,921)	3,279,921	3,279,921

TOTAL INVESTMENTS — 100.4%
(Cost $91,767,225)		$94,064,746

Percentages are based on Net Assets of $93,736,130.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2020 (Unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ATF-QH-007-0200